Commitment and Contingencies - Letter of Credit (Details) - USD ($) $ in Millions	Mar. 31, 2022	Feb. 23, 2022	Jun. 24, 2021	Sep. 15, 2020
Standby Letters of Credit | Line of Credit
Debt Instrument [Line Items]
Line of credit, borrowing capacity	$ 2.9	$ 1.5	$ 0.3	$ 0.3